UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES A. MITAROTONDA
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James A. Mitarotonda  New York, New York   February 14, 2008
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $292,654 (in thousands)


*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC, and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                           Title Of            Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer              Class     CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
Consolidated Tomoka LD Co. Common   210226106  23,187   369,919 SH        DEFINED              369,919
Convergys Corp             Common   212485106  16,841 1,023,163 SH        DEFINED            1,023,163
Dillards Inc               Cl A     254067101     390   205,000 SH  Put   DEFINED                            205,000
Dillards Inc               Cl A     254067101  37,310 1,986,669 SH        DEFINED            1,986,669
Fisher Communication Inc   Common   337756209   4,472   117,812 SH        DEFINED              117,812
Griffon Corp               Common   398433102  20,561 1,651,451 SH        DEFINED            1,651,451
Lancaster Colony Corp      Common   513847103  60,606 1,526,601 SH        DEFINED            1,526,601
Macys Inc                  Common   55616P104      78     3,000 SH        DEFINED                3,000
Pep Boys Manny Moe & Jack  Common   713278109  64,586 5,625,919 SH        DEFINED            5,625,919
Schulman A Inc             Common   808194104  51,019 2,367,454 SH        DEFINED            2,367,454
Syms Corp                  Common   871551107  13,604   900,946 SH        DEFINED              900,946
                                              292,654